                                                                               .
                                                                               .
                                                                               .
Form 13F Report for the Calendar Year or Quarter Ended:                9/30/2007

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
Check here if Amendment [  ]; Amendment Number:                     ____
    This Amendment (check only one):                                [  ] is a restatement
                                                                    [  ] adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:     Horizon Bancorp
Address:  515 Franklin Square
          Michigan City, IN  46360


Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:   James H. Foglesong
Title:  Chief Financial Officer
Phone:  219-873-2608


Signature, Place, and Date of Signing:

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

/s/ James H. Foglesong, Chief Financial Officer                     Michigan City, IN
-----------------------------------------------                     -----------------
                                                                    Place

11/9/2007
Date

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
Report Type (check only one):
                                         [ X ] 13F Holdings Report
                                                   [  ] 13F Notice
                                       [  ] 13F Combination Report

List of Other Managers Reporting for this Manager: Horizon Trust & Investment Management

Report Summary:

Number of Other Included Managers:                                                       1

Form 13F Information Table Entry Total:                                                 56

Form 13F Information Table Value Total:                                     $60,059,896.00


List of Other Included Managers:               Horizon Trust & Investment Management

          Name of Issuer (1)             Type (2)    Cusip (3)       Market (4)        Shares/PV (5)
          ------------------             --------    ---------       ----------        -------------
Aflac Inc.                              Equity      001055102                804207              14099
AT & T Inc                              Equity      00206R102                729890              17251
Alltel Corp                             Equity      020039103                422540               6064
Altria Group, Inc.                      Equity      02209S103                514244               7396
American Express Company                Equity      025816109                598746              10085
Ametek Inc                              Equity      031100100                662130              15320
BP Amoco PLC, ADR's                     Equity      055622104               1595813              23011
Bank America Corp                       Equity      060505104                973529              19366
Berkshire Hathaway Inc Del Cl A         Equity      084670108                237020                  2
Berkshire Hathaway, Inc. Cl B           Equity      084670207                624416                158
Caterpillar Inc                         Equity      149123101                363052               4629
Chevron Corporation                     Equity      166764100               1028070              10986
Cisco Systems Inc                       Equity      17275R102                389243              11749
Coca-Cola Company                       Equity      191216100                212696               3701
Conagra Inc                             Equity      205887102                302350              11571
DFA Five-Year Global Fixed Income #24   Equity      233203884               6560956             610321
DNP Select Income Fund Inc.             Equity      23325P104                899622              82991
Directv Group Inc                       Equity      25459L106                227091               9353
Du Pont DE Nemours                      Equity      263534109                395191               7974
Exxon Mobil Corp                        Equity      30231G102               1186527              12819
Fifth Third Bancorp                     Equity      316773100                210869               6224
General Electric Company                Equity      369604103               1203953              29081
Hubbell Inc Cl B                        Equity      443510201                312732               5475
International Business Machines Corp    Equity      459200101                712337               6047
Ishares Goldman Sachs Tech I            Equity      464287549               1648336              27422
Johnson & Johnson                       Equity      478160104                743921              11323
Johnson Controls Inc                    Equity      478366107                450826               3817
L-3 Communications Holdings, Inc.       Equity      502424104                737247               7218
Marathon Oil Corp                       Equity      565849106                602416              10565
Microsoft Corporation                   Equity      594918104                404663              13736
Moody's Corp                            Equity      615369105                206640               4100
Omnicom Group Inc                       Equity      681919106                434157               9028
Paychex, Inc                            Equity      704326107                387983               9463
Pepsico Inc                             Equity      713448108                600439               8196
Pfizer Inc.                             Equity      717081103                565261              23138
Powershares Wilder Hill                 Equity      73935X500                209489               9152
Royal Dutch Shell PLC-ADR A             Equity      780259206                258867               3150
Energy Select Sector SPDR               Equity      81369Y506               1055353              14109
Utilities Select Sector SPDR            Equity      81369Y886                818009              20553
TJX Companies, Inc.                     Equity      872540109                436253              15007
Unitedhealth Group Inc.                 Equity      91324P102                397174               8201
Vanguard GNMA #536 - Admiral Class      Equity      922031794              21102319            2074958
Vanguard Consumer Discretionary ETF     Equity      92204A108                357903               5980
Vanguard Consumer Staples ETF           Equity      92204A207                456556               6512
Vanguard Financial ETF                  Equity      92204A405                805808              13236
Vanguard Health Care ETF                Equity      92204A504                901117              14669
Vanguard Industrials ETF                Equity      92204A603                584506               7590
Vanguard Materials ETF                  Equity      92204A801                401183               4562
Vanguard Telecom Service ETF            Equity      92204A884                393586               4738
Wachovia Corp                           Equity      929903102                715791              14273
Wal-Mart Stores Inc                     Equity      931142103                424976               9736
Walgreen CO                             Equity      931422109                695042              14713
Wells Fargo & CO New                    Equity      949746101               1306684              36684
Whirlpool Corp                          Equity      963320106                449688               5047
Accenture Ltd.                          Equity      G1150G111                311897               7749
OpenTV Corp                             Equity      G67543101                 28582              19312

                                                                  ------------------ ------------------
                                                                     $60,059,896.00          3,363,610
                                                                  ================== ==================

















                                                    Investment Direction (6)                                 Voting Authority (8)
                                            -----------------------------------                      -----------------------------
          Name of Issuer (1)                Sole    Shared-Defined Shared-Other   Other Managers (7)   Sole        Shared     None
          ------------------             ---------- -------------- ------------   ------------------ -------       ------     -----
Aflac Inc.                                     7824       6275             0                           4082           0       10017
AT & T Inc                                        0      17251             0                           4512           0       12739
Alltel Corp                                    2697       3367             0                           2061           0        4003
Altria Group, Inc.                                0       7396             0                            850           0        6546
American Express Company                          0      10085             0                              0           0       10085
Ametek Inc                                        0      15320             0                              0           0       15320
BP Amoco PLC, ADR's                               0      23011             0                           1000           0       22011
Bank America Corp                              7588      11778             0                           4625           0       14741
Berkshire Hathaway Inc Del Cl A                   0          2             0                              0           0           2
Berkshire Hathaway, Inc. Cl B                    21        137             0                             33           0         125
Caterpillar Inc                                2496       2133             0                           1282           0        3347
Chevron Corporation                            3826       7160             0                           3464           0        7522
Cisco Systems Inc                              5940       5809             0                           3604           0        8145
Coca-Cola Company                                 0       3701             0                           1500           0        2201
Conagra Inc                                    6496       5075             0                           3550           0        8021
DFA Five-Year Global Fixed Income #24        364093     246228             0                         133377        3664      473280
DNP Select Income Fund Inc.                    1000      81991             0                          10250         600       72141
Directv Group Inc                              5380       3973             0                           2831           0        6522
Du Pont DE Nemours                             2802       5172             0                           2553           0        5421
Exxon Mobil Corp                                  0      12819             0                           1700           0       11119
Fifth Third Bancorp                               0       6224             0                              0           0        6224
General Electric Company                       7622      21459             0                          12761           0       16320
Hubbell Inc Cl B                                  0       5475             0                              0           0        5475
International Business Machines Corp           2157       3890             0                           1403           0        4644
Ishares Goldman Sachs Tech I                  14357      13065             0                           8388           0       19034
Johnson & Johnson                              3927       7396             0                           5232           0        6091
Johnson Controls Inc                           2033       1784             0                           1286           0        2531
L-3 Communications Holdings, Inc.              3341       3877             0                           2421           0        4797
Marathon Oil Corp                              6124       4441             0                           3171           0        7394
Microsoft Corporation                          6220       7516             0                           3346           0       10390
Moody's Corp                                      0       4100             0                              0           0        4100
Omnicom Group Inc                              4754       4274             0                           2778           0        6250
Paychex, Inc                                   5259       4204             0                           2952           0        6511
Pepsico Inc                                    2997       5199             0                           3965           0        4231
Pfizer Inc.                                    9932      13206             0                           5770           0       17368
Powershares Wilder Hill                        4885       4267             0                           2636           0        6516
Royal Dutch Shell PLC-ADR A                       0       3150             0                            200           0        2950
Energy Select Sector SPDR                      7921       6188             0                           4309           0        9800
Utilities Select Sector SPDR                  10767       9786             0                           6103           0       14450
TJX Companies, Inc.                            8480       6527             0                           4642           0       10365
Unitedhealth Group Inc.                        4663       3538             0                           2474           0        5727
Vanguard GNMA #536 - Admiral Class          1094889     980068             0                         485363       14019     1575576
Vanguard Consumer Discretionary ETF            3491       2489             0                           1468           0        4512
Vanguard Consumer Staples ETF                  3752       2760             0                           1974           0        4538
Vanguard Financial ETF                         7284       5952             0                           4042           0        9194
Vanguard Health Care ETF                       8578       6091             0                           3979           0       10690
Vanguard Industrials ETF                       4247       3343             0                           2370           0        5220
Vanguard Materials ETF                         2389       2173             0                           1366           0        3196
Vanguard Telecom Service ETF                   2721       2017             0                           1429           0        3309
Wachovia Corp                                  7227       7046             0                           4166           0       10107
Wal-Mart Stores Inc                            4210       5526             0                           2969           0        6767
Walgreen CO                                    4221      10492             0                           2764           0       11949
Wells Fargo & CO New                          11122      25562             0                          10189           0       26495
Whirlpool Corp                                  105       4942             0                              0           0        5047
Accenture Ltd.                                 4165       3584             0                           2449           0        5300
OpenTV Corp                                       0      19312             0                          19312           0           0
                                         -------------------------------------------------------------------------------------------
                                          1,674,003  1,689,606             0                        798,951      18,283   2,546,376
                                         ===========================================================================================